Convertible Unsecured Notes (Details Textual) - USD ($)			9 Months Ended	12 Months Ended
	Nov. 01, 2016	Dec. 01, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument (Textual)
Convertible unsecured notes			$ 4,519,000
Warrants issued		8,462	12.5
Exercise price			$ 12.50	$ 12.04
Gross proceeds from issuance of warrants					$ 180,000
Transaction expenses and consisting of legal costs				$ 344,000
Convertible unsecured notes bear interest rate				100.00%
Warrants valued using the Black-Scholes option pricing model		$ 246,000	$ 271,000
Conversion feature was valued using the Black-Scholes Option pricing model			$ 282,000
Warrants exercisable term			5 years
Subsequent Event [Member]
Debt Instrument (Textual)
Warrants issued	62,500
Securities purchase agreement [Member]
Debt Instrument (Textual)
Convertible unsecured notes			$ 1,250,000
Warrants issued			124,999
Exercise price			$ 4.00
Gross proceeds from issuance of warrants			$ 1,250,000
Transaction expenses and consisting of legal costs			20,000
Net proceeds			$ 1,230,000
Unsecured notes, maturity term			1 year
Unsecured notes conversion, description
The Convertible Unsecured Notes are convertible at the option of the holder into common stock at an initial exercise price of $4.31 and will automatically convert into shares of common stock in the event of a conversion of at least 50% of the then outstanding (i) principal, (ii) accrued and unpaid interest with respect to such principal and (iii) accrued and unpaid late charges, if any, with respect to such principal and interest, under the 2015 Notes. Upon the conversion of 50% or more of the 2015 Notes at a price per share less than $4.31, the conversion price of the Convertible Unsecured Notes will be reduced to the effective conversion price of the 2015 Notes.

Unsecured notes maturity date			Sep. 01, 2017
Unpaid interest rate on notes			100.00%
Convertible unsecured notes bear interest rate			12.00%
Warrants exercisable term			5 years
Securities purchase agreement one [Member]
Debt Instrument (Textual)
Warrants issued			62,500
Exercise price			$ 4.00
Gross proceeds from issuance of warrants			$ 3,000,000
Warrants exercisable term			5 years